Basis of Presentation and Summary of Significant Accounting Policies - Severence Costs and Expenses (Detail) (A 2012 Restructuring Plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2013
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Balance	$ 12,521
Accrued severance at measurement date	124
Adjustments	(95)
Cash payments	(11,133)
Balance	1,417
Mohegan Sun
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Balance	12,497
Accrued severance at measurement date	0
Adjustments	(146)
Cash payments	(10,934)
Balance	1,417
Corporate and other
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Balance	24
Accrued severance at measurement date	0
Adjustments	0
Cash payments	(24)
Balance	0
Mohegan Sun at Pocono Downs
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Balance	0
Accrued severance at measurement date	124
Adjustments	51
Cash payments	(175)
Balance	$ 0